Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 557	$ 474	$ 1,677	$ 1,462
TiO2
Disaggregation of Revenue [Line Items]
Revenues	430	343	1,259	1,083
Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	74	66	222	187
Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	29	24	100	80
Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	24	36	87	97
Water Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	5	9	15
Europe
Disaggregation of Revenue [Line Items]
Revenues	265	229	810	693
North America
Disaggregation of Revenue [Line Items]
Revenues	136	131	411	393
Asia
Disaggregation of Revenue [Line Items]
Revenues	110	84	321	270
Other
Disaggregation of Revenue [Line Items]
Revenues	46	30	135	106
Titanium Dioxide
Disaggregation of Revenue [Line Items]
Revenues	430	343	1,259	1,083
Titanium Dioxide | TiO2
Disaggregation of Revenue [Line Items]
Revenues	430	343	1,259	1,083
Titanium Dioxide | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Water Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Europe
Disaggregation of Revenue [Line Items]
Revenues	217	182	647	554
Titanium Dioxide | North America
Disaggregation of Revenue [Line Items]
Revenues	81	70	236	220
Titanium Dioxide | Asia
Disaggregation of Revenue [Line Items]
Revenues	90	64	254	212
Titanium Dioxide | Other
Disaggregation of Revenue [Line Items]
Revenues	42	27	122	97
Performance Additives
Disaggregation of Revenue [Line Items]
Revenues	127	131	418	379
Performance Additives | TiO2
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Performance Additives | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	74	66	222	187
Performance Additives | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	29	24	100	80
Performance Additives | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	24	36	87	97
Performance Additives | Water Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	5	9	15
Performance Additives | Europe
Disaggregation of Revenue [Line Items]
Revenues	48	47	163	139
Performance Additives | North America
Disaggregation of Revenue [Line Items]
Revenues	55	61	175	173
Performance Additives | Asia
Disaggregation of Revenue [Line Items]
Revenues	20	20	67	58
Performance Additives | Other
Disaggregation of Revenue [Line Items]
Revenues	$ 4	$ 3	$ 13	$ 9